Note 7 - Options (Details Narrative) - CAD	3 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Note 11 - Options (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)	CAD 822,925	CAD 660,109
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	7,000	0
Stock Option Sharebased Compensation Forfeiture Rate	4.00%	4.00%
Employee Stock Option [Member] | Employee Stock Option Plan [Member]
Note 11 - Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	262152000.00%